Nature of Operations (Details) - USD ($)			9 Months Ended
	Jul. 14, 2023	Jul. 13, 2023	Sep. 30, 2023
Initial Public Offering [Member]
Nature of Operations (Details) [Line Items]
Initial public offering shares (in Shares)	1,415,095
Price per unit	$ 5.3
Net proceeds (in Dollars)	$ 6,454,325
Common stock of par value	$ 0.0001
Tradeable warrants [Member]
Nature of Operations (Details) [Line Items]
Price per unit			$ 0.01
Exercise price per share	6.095
Purchase of shares (in Shares)		100,644	212,265
Non-tradeable warrants [Member]
Nature of Operations (Details) [Line Items]
Price per unit			$ 0.01
Exercise price per share	$ 6.36
Tradeable warrants expired team	5 years
Purchase of shares (in Shares)		100,644	212,265
Over-Allotment Option [Member]
Nature of Operations (Details) [Line Items]
Price per unit			$ 5.28
Purchase of shares (in Shares)			212,265
Representative Warrants [Member]
Nature of Operations (Details) [Line Items]
Price per unit			$ 5.83
Purchase of shares (in Shares)			84,906
Representative warrants exercisable term			5 years